Eaton Vance

Global Macro Absolute Return Advantage Fund

January 31, 2022 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2022, the value of the Fund’s investment in the Portfolio was $1,952,543,451 and the Fund owned 81.0% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio

January 31, 2022

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 2.1%

Security	Principal Amount (000’s omitted)	Value
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(2)	$51,922	$51,253,338

Total Asset-Backed Securities (identified cost $51,154,199)		$51,253,338

Collateralized Mortgage Obligations — 0.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Interest Only:(3)
Series 2770, Class SH, 6.994%, (7.10% - 1 mo. USD LIBOR), 3/15/34(4)	$889	$187,332
Series 4791, Class JI, 4.00%, 5/15/48	10,093	1,360,746

		$1,548,078

Federal National Mortgage Association:
Interest Only:(3)
Series 424, Class C8, 3.50%, 2/25/48	$12,641	$1,844,668
Series 2010-109, Class PS, 6.492%, (6.60% - 1 mo. USD LIBOR), 10/25/40(4)	1,933	354,644
Series 2018-21, Class IO, 3.00%, 4/25/48	10,482	1,410,277
Series 2018-58, Class BI, 4.00%, 8/25/48	1,829	256,024

		$3,865,613

Total Collateralized Mortgage Obligations (identified cost $29,428,693)		$5,413,691

U.S. Government Guaranteed Small Business Administration Loans(5)(6) — 1.0%

Security	Principal Amount (000’s omitted)	Value
1.63%, 11/20/42	$1,174	$70,869
1.88%, 10/30/42 to 12/28/42	7,457	503,183
2.13%, 1/25/43	1,626	118,365
2.38%, 11/30/42 to 3/1/43	5,874	526,765
2.54%, 11/15/32 to 4/10/43(7)	33,638	2,927,322
2.63%, 10/27/42 to 3/20/43	8,411	780,618
2.82%, 4/12/27 to 3/10/43(7)	75,920	7,072,183
2.88%, 10/27/42 to 2/13/43	8,470	912,653
3.05%, 2/2/27 to 12/17/43(7)	81,528	8,158,021

Security	Principal Amount (000’s omitted)		Value
3.13%, 10/12/42 to 2/15/43		$5,426	$668,435
3.63%, 10/27/42 to 3/28/43		22,527	3,140,817

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $30,901,484)			$24,879,231

Convertible Bonds — 0.4%

Security	Principal Amount (000’s omitted)		Value
Bermuda — 0.2%
Liberty Latin America, Ltd., 2.00%, 7/15/24		$4,760	$4,587,450

Total Bermuda			$4,587,450

India — 0.2%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(8)		$4,605	$4,385,894

Total India			$4,385,894

Total Convertible Bonds (identified cost $9,364,086)			$8,973,344

Foreign Corporate Bonds — 9.5%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.8%
IRSA Propiedades Comerciales S.A., 8.75%, 3/23/23(8)	USD	1,461	$1,419,062
YPF S.A.:
4.00% to 1/1/23, 2/12/26(1)(9)	USD	18,233	15,220,710
6.95%, 7/21/27(8)	USD	1,428	938,696
8.50%, 7/28/25(8)	USD	760	581,400
9.00% to 1/1/23, 2/12/26(8)(9)	USD	2,726	2,275,492

Total Argentina			$20,435,360

Armenia — 0.5%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(8)	USD	13,208	$12,910,820

Total Armenia			$12,910,820

Belarus — 0.2%
Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(8)	USD	3,827	$3,884,405

Total Belarus			$3,884,405

Brazil — 1.7%
Braskem America Finance Co., 7.125%, 7/22/41(8)	USD	1,778	$2,143,432
Braskem Netherlands Finance BV, 5.875%, 1/31/50(8)	USD	6,191	6,755,991
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	5,892	5,659,119

Security	Principal Amount (000’s omitted)		Value
Natura Cosmeticos S.A., 4.125%, 5/3/28(8)	USD	8,098	$7,895,550
Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(8)	USD	2,024	2,003,711
Oi Movel S.A., 8.75%, 7/30/26(8)	USD	8,917	9,039,609
Petrobras Global Finance BV, 6.90%, 3/19/49	USD	736	751,150
Vale S.A., 2.762%(10)(11)	BRL	64,850	6,153,114

Total Brazil			$40,401,676

Bulgaria — 0.5%
Eurohold Bulgaria AD, 6.50%, 12/7/22(8)	EUR	9,718	$10,809,316

Total Bulgaria			$10,809,316

China — 0.5%
KWG Group Holdings, Ltd., 7.875%, 9/1/23(8)	USD	2,385	$1,514,475
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(8)	USD	4,600	2,139,000
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(8)	USD	2,200	1,358,500
8.35%, 4/19/23(8)	USD	3,600	2,304,000
Times China Holdings, Ltd.:
5.55%, 6/4/24(8)	USD	6,284	3,098,012
6.75%, 7/16/23(8)	USD	4,471	2,313,743

Total China			$12,727,730

Georgia — 0.5%
Georgia Capital JSC:
6.125%, 3/9/24(1)	USD	2,580	$2,611,605
6.125%, 3/9/24(8)	USD	2,988	3,024,603
Silknet JSC:
8.375%, 1/31/27(8)	USD	3,228	3,264,315
11.00%, 4/2/24(8)	USD	3,388	3,595,972

Total Georgia			$12,496,495

Honduras — 0.2%
Inversiones Atlantida S.A., 7.50%, 5/19/26(8)	USD	4,625	$4,709,152

Total Honduras			$4,709,152

Iceland — 1.2%
Arion Banki HF, 6.00%, 4/12/24(8)	ISK	1,720,000	$13,913,350
Islandsbanki HF, 6.40%, 10/26/23	ISK	900,000	7,291,347
Landsbankinn HF, 5.00%, 11/23/23(8)	ISK	1,020,000	8,094,312
WOW Air HF:
0.00%(10)(12)(13)	EUR	121	0
0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(12)(13)	EUR	5,500	0

Total Iceland			$29,299,009

India — 0.3%
JSW Infrastructure, Ltd., 4.95%, 1/21/29(8)	USD	5,576	$5,543,721
JSW Steel, Ltd., 5.05%, 4/5/32(8)	USD	2,277	2,110,429

Total India			$7,654,150

Security	Principal Amount (000’s omitted)		Value
Mexico — 0.5%
Alpha Capital, S.A.S. (Debtor-In-Possession Note), 10.00%, 2/5/22(1)(14)	USD	270	$256,513
Alpha Holding S.A. de CV:
9.00%, 2/10/25(8)(13)	USD	5,879	698,131
10.00%, 12/19/22(8)(13)	USD	2,864	368,769
Braskem Idesa SAPI, 6.99%, 2/20/32(8)	USD	4,630	4,602,058
Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(8)	USD	1,779	1,723,308
Petroleos Mexicanos, 6.75%, 9/21/47	USD	5,400	4,641,516

Total Mexico			$12,290,295

Moldova — 0.4%
Aragvi Finance International DAC, 8.45%, 4/29/26(8)	USD	8,981	$9,103,609

Total Moldova			$9,103,609

Nigeria — 0.3%
IHS Holding, Ltd., 5.625%, 11/29/26(8)	USD	2,750	$2,781,281
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(8)	USD	4,892	4,898,115

Total Nigeria			$7,679,396

Paraguay — 0.3%
Frigorifico Concepcion S.A., 7.70%, 7/21/28(1)	USD	7,075	$6,972,589

Total Paraguay			$6,972,589

Peru — 0.1%
PetroTal Corp., 12.00%, 2/16/24(1)(8)	USD	1,265	$1,328,250

Total Peru			$1,328,250

Russia — 0.2%
Tinkoff Bank JSC Via TCS Finance, Ltd., 6.00% to 12/20/26(8)(10)(15)	USD	6,161	$5,628,074

Total Russia			$5,628,074

South Africa — 0.3%
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(8)(14)	USD	7,299	$7,536,105

Total South Africa			$7,536,105

Turkey — 0.3%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(8)	USD	6,880	$6,780,515

Total Turkey			$6,780,515

Uzbekistan — 0.7%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(8)	UZS	177,000,000	$16,403,632

Total Uzbekistan			$16,403,632

Total Foreign Corporate Bonds (identified cost $244,926,150)			$229,050,578

Loan Participation Notes — 2.2%

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 2.2%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(8)(12)(16)	UZS	294,368,000	$26,629,847

Security	Principal Amount (000’s omitted)		Value
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(8)(12)(16)	UZS	290,568,000	$26,451,147

Total Uzbekistan			$53,080,994

Total Loan Participation Notes (identified cost $58,117,193)			$53,080,994

Senior Floating-Rate Loans — 0.4%(17)

Borrower/Description	Principal Amount (000’s omitted)		Value
Argentina — 0.1%
Desa, LLC, Term Loan, 0.188%, 6/30/24(12)(18)		$1,204	$865,671

Total Argentina			$865,671

Mexico — 0.3%
Petroleos Mexicanos, Term Loan, 6/28/24(19)		$8,171	$7,885,015

Total Mexico			$7,885,015

Total Senior Floating-Rate Loans (identified cost $8,919,124)			$8,750,686

Sovereign Government Bonds — 49.4%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.7%
Albania Government International Bond, 3.50%, 11/23/31(8)	EUR	14,553	$16,071,352

Total Albania			$16,071,352

Argentina — 1.3%
Republic of Argentina:
0.50% to 7/9/23, 7/9/30(9)	USD	4,100	$1,290,190
2.50% to 7/9/22, 7/9/41(9)	USD	80,794	28,995,994

Total Argentina			$30,286,184

Bahrain — 1.2%
Kingdom of Bahrain:
5.45%, 9/16/32(8)	USD	18,625	$17,623,720
6.00%, 9/19/44(8)	USD	7,172	6,270,709
7.50%, 9/20/47(8)	USD	4,847	4,729,048

Total Bahrain			$28,623,477

Barbados — 1.8%
Government of Barbados, 6.50%, 10/1/29(8)	USD	43,780	$44,108,048

Total Barbados			$44,108,048

Belarus — 0.5%
Republic of Belarus, 5.875%, 2/24/26(8)	USD	14,016	$11,771,057

Total Belarus			$11,771,057

Benin — 1.1%
Benin Government International Bond, 6.875%, 1/19/52(8)	EUR	23,680	$25,963,601

Total Benin			$25,963,601

Security	Principal Amount (000’s omitted)		Value
Costa Rica — 0.5%
Costa Rica Government International Bond, 9.66%, 9/30/26(8)	CRC	7,043,600	$12,861,240

Total Costa Rica			$12,861,240

Croatia — 1.4%
Croatia Government International Bond:
1.125%, 3/4/33(8)	EUR	19,199	$20,641,651
1.75%, 3/4/41(8)	EUR	10,868	12,035,732

Total Croatia			$32,677,383

Dominican Republic — 1.0%
Dominican Republic:
6.40%, 6/5/49(8)	USD	11,934	$11,950,708
6.85%, 1/27/45(8)	USD	11,191	11,783,004

Total Dominican Republic			$23,733,712

Ecuador — 0.1%
Republic of Ecuador, 0.50% to 7/31/22, 7/31/40(8)(9)	USD	5,728	$2,892,455

Total Ecuador			$2,892,455

Egypt — 8.3%
Arab Republic of Egypt:
5.875%, 2/16/31(8)	USD	5,643	$4,784,023
6.375%, 4/11/31(8)	EUR	33,607	33,288,001
6.588%, 2/21/28(8)	USD	9,053	8,552,342
7.053%, 1/15/32(8)	USD	1,982	1,751,414
7.30%, 9/30/33(8)	USD	6,865	6,012,696
7.60%, 3/1/29(8)	USD	8,373	8,089,206
8.70%, 3/1/49(8)	USD	11,552	9,821,279
Egypt Government Bond:
14.06%, 1/12/26	EGP	478,013	30,202,695
14.483%, 4/6/26	EGP	805,398	51,476,859
14.556%, 10/13/27	EGP	279,103	17,866,428
14.664%, 10/6/30	EGP	443,431	28,484,981

Total Egypt			$200,329,924

Honduras — 1.1%
Honduras Government International Bond:
5.625%, 6/24/30(8)	USD	21,957	$21,517,860
6.25%, 1/19/27(8)	USD	3,663	3,672,194

Total Honduras			$25,190,054

Iceland — 2.3%
Republic of Iceland:
5.00%, 11/15/28	ISK	2,319,313	$18,678,609
6.50%, 1/24/31	ISK	3,752,922	33,543,726
8.00%, 6/12/25	ISK	323,582	2,819,556

Total Iceland			$55,041,891

Indonesia — 3.4%
Indonesia Government Bond:
6.50%, 2/15/31	IDR	299,218,000	$20,846,644
7.50%, 4/15/40	IDR	842,437,000	61,680,306

Total Indonesia			$82,526,950

Security	Principal Amount (000’s omitted)		Value
Ivory Coast — 1.6%
Ivory Coast Government International Bond:
4.875%, 1/30/32(8)	EUR	7,119	$7,528,530
5.25%, 3/22/30(8)	EUR	16,942	19,096,496
6.625%, 3/22/48(8)	EUR	10,058	10,807,224
6.875%, 10/17/40(8)	EUR	1,643	1,865,764

Total Ivory Coast			$39,298,014

Lebanon — 0.4%
Lebanese Republic:
6.25%, 11/4/24(8)(13)	USD	11,108	$1,205,884
6.25%, 6/12/25(8)(13)	USD	7,800	856,206
6.40%, 5/26/23(13)	USD	11,020	1,204,927
6.65%, 4/22/24(8)(13)	USD	13,568	1,482,304
6.65%, 11/3/28(8)(13)	USD	2,923	318,841
6.85%, 5/25/29(13)	USD	9,378	1,018,920
7.00%, 12/3/24(13)	USD	4,878	530,580
7.00%, 3/20/28(8)(13)	USD	13,664	1,398,032
7.15%, 11/20/31(8)(13)	USD	12,224	1,248,682
8.20%, 5/17/33(13)	USD	4,223	429,014
8.25%, 5/17/34(13)	USD	3,507	357,630

Total Lebanon			$10,051,020

New Zealand — 1.2%
New Zealand Government Bond, 2.50%, 9/20/40(8)(20)	NZD	33,351	$27,717,060

Total New Zealand			$27,717,060

Pakistan — 0.1%
Islamic Republic of Pakistan, 8.875%, 4/8/51(8)	USD	3,558	$3,323,812

Total Pakistan			$3,323,812

Romania — 1.9%
Romania Government International Bond:
2.625%, 12/2/40(8)	EUR	1,710	$1,601,736
2.75%, 4/14/41(8)	EUR	4,109	3,870,834
3.375%, 1/28/50(8)	EUR	11,763	11,543,959
4.625%, 4/3/49(8)	EUR	24,951	29,517,564

Total Romania			$46,534,093

Serbia — 3.7%
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	4,395,300	$44,608,239
5.875%, 2/8/28	RSD	4,030,890	43,417,225

Total Serbia			$88,025,464

Suriname — 2.6%
Republic of Suriname:
9.25%, 10/26/26(1)(13)	USD	200	$152,850
9.25%, 10/26/26(8)(13)	USD	79,896	61,060,518
12.875%, 12/30/23(8)(13)	USD	2,634	2,015,010

Total Suriname			$63,228,378

Thailand — 2.1%
Thailand Government Bond, 1.25%, 3/12/28(8)(20)	THB	1,704,286	$51,341,938

Total Thailand			$51,341,938

Security	Principal Amount (000’s omitted)		Value
Ukraine — 10.0%
Ukraine Government International Bond:
1.258%, GDP-Linked, 5/31/40(8)(21)	USD	23,827	$18,085,885
9.79%, 5/26/27	UAH	1,287,962	34,916,160
12.52%, 5/13/26	UAH	1,605,408	49,930,021
15.84%, 2/26/25	UAH	3,916,509	137,372,237

Total Ukraine			$240,304,303

Uzbekistan — 0.0%(22)
Republic of Uzbekistan, 14.50%, 11/25/23(8)	UZS	6,120,000	$582,441

Total Uzbekistan			$582,441

Zambia — 1.1%
Zambia Government Bond:
11.00%, 1/25/26	ZMW	454,760	$18,905,289
11.00%, 9/20/26	ZMW	18,560	728,899
11.00%, 12/27/26	ZMW	18,600	713,234
12.00%, 3/22/28	ZMW	36,400	1,325,573
12.00%, 5/31/28	ZMW	11,710	420,478
13.00%, 1/25/31	ZMW	35,620	1,188,177
13.00%, 6/28/31	ZMW	28,040	920,639
13.00%, 9/20/31	ZMW	55,730	1,816,911
13.00%, 12/27/31	ZMW	16,100	520,170
14.00%, 12/5/31	ZMW	2,700	92,657
15.00%, 2/16/27	ZMW	20,160	892,574

Total Zambia			$27,524,601

Total Sovereign Government Bonds (identified cost $1,261,755,148)			$1,190,008,452

Sovereign Loans — 6.7%

Borrower	Principal Amount (000’s omitted)		Value
Ivory Coast — 0.2%
Republic of Ivory Coast, Term Loan, 5.75%, (3 mo. EURIBOR + 5.75%), 1/6/28(23)	EUR	5,655	$6,279,644

Total Ivory Coast			$6,279,644

Kenya — 1.0%
Government of Kenya:
Term Loan, 6.616%, (6 mo. USD LIBOR + 6.45%), 6/29/25(23)	USD	20,885	$21,315,828
Term Loan, 6.87%, (6 mo. USD LIBOR + 6.70%), 10/24/24(23)	USD	2,983	3,044,622

Total Kenya			$24,360,450

Tanzania — 5.5%
Government of the United Republic of Tanzania:
Term Loan, 5.429%, (6 mo. USD LIBOR + 5.20%), 6/23/22(23)	USD	31,436	$31,877,858
Term Loan, 5.526%, (6 mo. USD LIBOR + 5.20%), 6/23/22(23)	USD	7,257	7,376,835

Borrower	Principal Amount (000’s omitted)		Value
Term Loan, 6.454%, (3 mo. USD LIBOR + 6.30%), 4/28/31(23)	USD	92,880	$92,474,207

Total Tanzania			$131,728,900

Total Sovereign Loans (identified cost $161,971,884)			$162,368,994

Common Stocks — 5.4%

Security	Shares		Value
Brazil — 0.8%
Pagseguro Digital, Ltd., Class A(24)		90,400	$2,044,848
Petroleo Brasileiro S.A. ADR		821,100	10,961,685
StoneCo, Ltd., Class A(24)		125,000	1,947,500
XP, Inc., Class A(24)		110,300	3,674,093

Total Brazil			$18,628,126

Bulgaria — 0.6%
Eurohold Bulgaria AD(24)		11,361,600	$15,188,559

Total Bulgaria			$15,188,559

Cyprus — 0.4%
Bank of Cyprus Holdings PLC(24)		8,424,416	$10,144,932

Total Cyprus			$10,144,932

Egypt — 0.2%
Taaleem Management Services Co. SAE(24)		17,865,400	$5,292,867

Total Egypt			$5,292,867

Greece — 1.0%
Alpha Services and Holdings S.A.(24)		1,307,900	$1,979,310
Eurobank Ergasias Services and Holdings S.A.(24)		2,207,700	2,496,914
Hellenic Telecommunications Organization S.A.		227,300	4,418,106
JUMBO S.A.		145,300	2,161,232
Motor Oil (Hellas) Corinth Refineries S.A.		78,100	1,250,723
Mytilineos S.A.		102,500	1,753,425
National Bank of Greece S.A.(24)		460,300	1,811,668
OPAP S.A.		161,100	2,392,812
Piraeus Financial Holdings S.A.(24)		1,909,800	3,213,733
Public Power Corp. S.A.(24)		132,900	1,293,676
Titan Cement International S.A.(24)		6,605	103,338

Total Greece			$22,874,937

Iceland — 0.7%
Arion Banki HF(1)		3,025,250	$4,273,740
Eik Fasteignafelag HF(24)		9,249,405	925,647
Eimskipafelag Islands HF		769,259	3,044,227
Hagar HF		2,980,965	1,623,709
Islandsbanki HF(24)		1,701,619	1,641,352
Reginn HF(24)		4,450,968	1,136,830
Reitir Fasteignafelag HF		2,707,483	1,857,978
Siminn HF		12,984,530	1,235,780

Total Iceland			$15,739,263

Security	Shares	Value
Indonesia — 0.5%
Allo Bank Indonesia Tbk PT(24)	701,500	$272,534
Astra International Tbk PT	1,947,300	745,284
Bank Central Asia Tbk PT	5,806,800	3,088,620
Bank Jago Tbk PT(24)	566,200	647,308
Bank Mandiri Persero Tbk PT	2,076,400	1,088,051
Bank Negara Indonesia Persero Tbk PT	859,000	440,877
Bank Rakyat Indonesia Persero Tbk PT	7,060,500	2,009,668
Bayan Resources Tbk PT	101,000	258,829
Chandra Asri Petrochemical Tbk PT	769,100	473,010
Charoen Pokphand Indonesia Tbk PT	788,700	346,557
Elang Mahkota Teknologi Tbk PT(24)	2,359,200	295,814
Merdeka Copper Gold Tbk PT(24)	1,125,800	287,803
Telkom Indonesia Persero Tbk PT	4,930,900	1,444,140
Unilever Indonesia Tbk PT	1,342,700	377,636
United Tractors Tbk PT	171,300	276,965

Total Indonesia		$12,053,096

Japan — 0.2%
Mizuho Financial Group, Inc.	112,700	$1,526,634
SBI Holdings, Inc.	18,800	484,961
Sumitomo Mitsui Financial Group, Inc.	41,800	1,505,676
Tokio Marine Holdings, Inc.	25,600	1,527,646

Total Japan		$5,044,917

United Kingdom — 0.0%(22)
Tesnik Cuatro, Ltd.(12)	584,285	$400,060

Total United Kingdom		$400,060

Vietnam — 1.0%
Bank for Foreign Trade of Vietnam JSC	513,602	$2,021,142
Binh Minh Plastics JSC	62,700	170,625
Coteccons Construction JSC	205,470	908,330
Ho Chi Minh City Infrastructure Investment JSC(24)	1,200,300	1,489,232
Hoa Phat Group JSC	1,703,870	3,202,526
KIDO Group Corp.	52,690	127,027
Masan Group Corp.	192,500	1,222,335
Mobile World Investment Corp.	558,000	3,492,735
Refrigeration Electrical Engineering Corp.(24)	602,660	1,964,432
SSI Securities Corp.	388,188	782,078
Vietnam Dairy Products JSC	488,096	1,798,409
Vietnam Prosperity JSC Bank(24)	1,227,913	2,005,521
Vietnam Technological & Commercial Joint Stock Bank(24)	921,400	2,171,806
Vingroup JSC(24)	634,652	2,734,983

Total Vietnam		$24,091,181

Total Common Stocks (identified cost $128,572,849)		$129,457,938

Reinsurance Side Cars — 1.0%

Security	Principal Amount/ Shares	Value
Eden Re II, Ltd., 0.00%, 3/20/26(1)(12)(25)	$2,200,000	$2,208,580
Eden Re II, Ltd., Series 2021A, 0.00%, 3/21/25(1)(12)(25)	$2,130,000	1,640,100
Eden Re II, Ltd., Series 2022B, 0.00%, 3/20/26(1)(12)(25)	$4,900,000	4,919,600
Mt. Logan Re Ltd., Series A-1(12)(24)(25)(26)	8,600	8,000,291
Sussex Capital, Ltd., Designated Investment Series 14, 12/21(12)(24)(25)(26)	1,114	1,107,140
Sussex Capital, Ltd., Series 14, Preference Shares(12)(24)(25)(26)	7,500	6,331,480

Total Reinsurance Side Cars (identified cost $25,330,000)		$24,207,191

Warrants — 0.0%(22)

Security	Shares	Value
IRSA Inversiones y Representaciones S.A., Exp. 3/5/26(24)	383,780	$77,773

Total Warrants (identified cost $0)		$77,773

Short-Term Investments — 11.0%

Affiliated Fund — 5.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(27)	124,723,706	$124,711,233

Total Affiliated Fund (identified cost $124,711,233)		$124,711,233

Repurchase Agreements — 3.5%

Description	Principal Amount (000’s omitted)	Value
Barclays Bank PLC:
Dated 10/25/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $1,068,000 Peruvian Government International Bond, 5.625%, due 11/18/50 and a market value, including accrued interest, of $1,421,184(28)	$1,501	$1,500,704
Dated 11/12/21 with an interest rate of 0.20% payable by the Portfolio, collateralized by $580,000 Corp. Nacional del Cobre de Chile, 4.375%, due 2/5/49 and a market value, including accrued interest, of $628,608(28)	674	674,250
Dated 12/8/21 with an interest rate of 0.50% payable by the Portfolio, collateralized by $1,423,000 Peruvian Government International Bond, 3.55%, due 3/10/51 and a market value, including accrued interest, of $1,391,842(28)	1,487	1,486,916

Description	Principal Amount (000’s omitted)		Value
Dated 1/13/22 with an interest rate of 0.65% payable by the Portfolio, collateralized by $3,008,000 Country Garden Holdings Co., Ltd., 7.25%, due 4/8/26 and a market value, including accrued interest, of $2,685,413(28)		$2,610	$2,609,506
Dated 1/24/22 with an interest rate of 1.50% payable by the Portfolio, collateralized by $1,959,000 Country Garden Holdings Co., Ltd., 3.125%, due 10/22/25 and a market value, including accrued interest, of $1,593,830(28)		1,663	1,663,217
Dated 1/24/22 with an interest rate of 1.50% payable by the Portfolio, collateralized by $2,944,000 Country Garden Holdings Co., Ltd., 2.70%, due 7/12/26 and a market value, including accrued interest, of $2,340,259(28)		2,412	2,412,446
JPMorgan Chase Bank, N.A.:
Dated 1/10/22 with an interest rate of 0.10% payable by the Portfolio, collateralized by $4,906,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $6,237,765(28)		6,562	6,561,624
Nomura International PLC:
Dated 12/14/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $13,240,000 Peruvian Government International Bond, 5.625%, due 11/18/50 and a market value, including accrued interest, of $17,618,418(28)		20,291	20,290,833
Dated 12/14/21 with an interest rate of 0.15% payable by the Portfolio, collateralized by $6,696,000 Corp. Nacional del Cobre de Chile, 4.375%, due 2/5/49 and a market value, including accrued interest, of $7,257,177(28)		8,462	8,462,140
Dated 12/17/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $14,656,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $18,634,464(28)		20,506	20,505,576
Dated 1/18/22 with an interest rate of 0.15% payable by the Portfolio, collateralized by $6,833,000 Corp. Nacional del Cobre de Chile, 4.375%, due 2/5/49 and a market value, including accrued interest, of $7,405,658(28)		8,037	8,037,316
Dated 1/18/22 with an interest rate of 0.30% payable by the Portfolio, collateralized by $7,563,000 Peruvian Government International Bond, 5.625%, due 11/18/50 and a market value, including accrued interest, of $10,064,056(28)	USD	10,947	10,947,443

Total Repurchase Agreements (identified cost $85,151,971)			$85,151,971

U.S. Treasury Obligations — 2.3%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill:
0.00%, 2/10/22(29)		$43,130	$43,129,701
0.00%, 3/3/22(29)		11,870	11,869,703

Total U.S. Treasury Obligations (identified cost $54,999,220)			$54,999,404

Total Short-Term Investments (identified cost $264,862,424)			$264,862,608

			Value
Total Purchased Options and Swaptions — 0.0%(22) (identified cost $5,471,863)			$484,656

Total Investments — 89.3% (identified cost $2,280,775,097)			$2,152,869,474

Securities Sold Short — (3.5)%

Common Stocks — (0.3)%

Security	Shares		Value
New Zealand — (0.3)%
a2 Milk Co., Ltd. (The)(24)		(142,600)	$(525,838)
Auckland International Airport, Ltd.(24)		(228,900)	(1,086,564)
Contact Energy, Ltd.		(148,300)	(768,748)
Fisher & Paykel Healthcare Corp., Ltd.		(110,600)	(2,034,877)
Fletcher Building, Ltd.		(156,500)	(665,606)
Infratil, Ltd.		(136,700)	(682,218)
Mainfreight, Ltd.		(16,200)	(893,949)
Meridian Energy, Ltd.		(234,300)	(675,385)
Ryman Healthcare, Ltd.		(66,067)	(432,001)
Spark New Zealand, Ltd.		(354,900)	(1,014,351)

Total New Zealand			$(8,779,537)

Total Common Stocks (proceeds $9,270,479)			$(8,779,537)

Foreign Corporate Bonds — (0.9)%

Security	Principal Amount (000’s omitted)		Value
Chile — (0.6)%
Corp. Nacional del Cobre de Chile, 4.375%, 2/5/49(8)	USD	(14,109)	$(14,989,668)

Total Chile			$(14,989,668)

China — (0.3)%
Country Garden Holdings Co., Ltd.:
2.70%, 7/12/26(8)	USD	(2,944)	$(2,296,320)
3.125%, 10/22/25(8)	USD	(1,959)	(1,576,995)
7.25%, 4/8/26(8)	USD	(3,008)	(2,616,960)

Total China			$(6,490,275)

Total Foreign Corporate Bonds (proceeds $23,694,074)			$(21,479,943)

Sovereign Government Bonds — (2.3)%

Security	Principal Amount (000’s omitted)		Value
Peru — (1.3)%
Peruvian Government International Bond:
3.55%, 3/10/51	USD	(1,423)	$(1,372,057)
5.625%, 11/18/50	USD	(21,871)	(28,854,191)

Total Peru			$(30,226,248)

Qatar — (1.0)%
Qatar Government International Bond, 4.817%, 3/14/49(8)	USD	(19,562)	$(24,513,631)

Total Qatar			$(24,513,631)

Total Sovereign Government Bonds (proceeds $56,634,072)			$(54,739,879)

Total Securities Sold Short (proceeds $89,598,625)			$(84,999,359)

Other Assets, Less Liabilities — 14.2%			$342,917,854

Net Assets — 100.0%			$2,410,787,969

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $96,496,994 or 4.0% of the Portfolio’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2022.

(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2022.

(5)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(6)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

(7)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2022 of all interest only securities comprising the certificate.

(8)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of these securities is $743,626,289 or 30.8% of the Portfolio’s net assets.

(9)	Step coupon security. Interest rate represents the rate in effect at January 31, 2022.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at January 31, 2022.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(15)	Security converts to variable rate after the indicated fixed-rate coupon period.

(16)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(17)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(18)	Fixed-rate loan.

(19)	This Senior Loan will settle after January 31, 2022, at which time the interest rate will be determined.

(20)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(21)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(22)	Amount is less than 0.05%.

(23)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2022.

(24)	Non-income producing security.

(25)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(26)	Restricted security.

(27)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

(28)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(29)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Interest Rate Swaptions — 0.0%(22)

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 2/10/27 to pay 3-month ZAR-JIBAR and receive 5.88%	Goldman Sachs International	ZAR	921,190,000	2/10/22	$1
Option to enter into interest rate swap expiring 2/16/27 to pay 3-month ZAR-JIBAR and receive 6.18%	Bank of America, N.A.	ZAR	243,850,000	2/16/22	392
Option to enter into interest rate swap expiring 2/21/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Bank of America, N.A.	ZAR	243,850,000	2/21/22	13,925
Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Goldman Sachs International	ZAR	186,950,000	2/23/22	11,674
Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.54%	Bank of America, N.A.	ZAR	243,850,000	2/23/22	24,592

Total					$50,584

Purchased Call Options — 0.0%(22)

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value
2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	1,221,400,000	1.06%	12/19/22	$296,764
2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	596,500,000	1.09	1/4/23	137,308

Total						$434,072

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	15,587,549	USD	2,740,331	2/2/22	$195,122
BRL	13,700,000	USD	2,396,177	2/2/22	183,812
BRL	4,100,000	USD	721,949	2/2/22	50,164
BRL	2,800,000	USD	491,106	2/2/22	36,191
BRL	10,800,000	USD	2,015,903	2/2/22	17,957
BRL	9,200,000	USD	1,717,251	2/2/22	15,297
BRL	6,987,549	USD	1,304,280	2/2/22	11,618
BRL	5,600,000	USD	1,045,283	2/2/22	9,311
BRL	2,100,000	USD	391,981	2/2/22	3,492
BRL	1,500,000	USD	279,987	2/2/22	2,494
USD	278,482	BRL	1,500,000	2/2/22	(3,998)
USD	522,642	BRL	2,800,000	2/2/22	(4,655)
USD	765,297	BRL	4,100,000	2/2/22	(6,817)
USD	387,043	BRL	2,100,000	2/2/22	(8,430)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,297,010	BRL	6,987,549	2/2/22	$(18,887)
USD	1,033,783	BRL	5,600,000	2/2/22	(20,812)
USD	2,557,211	BRL	13,700,000	2/2/22	(22,778)
USD	2,909,536	BRL	15,587,549	2/2/22	(25,917)
USD	1,693,823	BRL	9,200,000	2/2/22	(38,724)
USD	1,988,950	BRL	10,800,000	2/2/22	(44,910)
INR	923,370,000	USD	12,307,005	2/3/22	65,799
NZD	69,653,889	USD	45,679,020	2/3/22	152,696
NZD	5,788,722	USD	3,888,574	2/3/22	(79,640)
PHP	1,003,020	USD	19,744	2/3/22	(68)
USD	12,315,557	INR	923,370,000	2/3/22	(57,247)
USD	49,869,189	NZD	69,653,889	2/3/22	4,037,473
USD	3,796,244	NZD	5,788,722	2/3/22	(12,690)
USD	19,693	PHP	1,000,400	2/3/22	68
RUB	95,500,000	USD	1,302,002	2/8/22	(68,778)
RUB	248,898,071	USD	3,408,372	2/8/22	(194,267)
RUB	138,600,000	USD	1,888,168	2/9/22	(98,939)
RUB	207,863,962	USD	2,837,582	2/9/22	(154,204)
RUB	249,500,000	USD	3,407,769	2/9/22	(186,900)
RUB	249,500,000	USD	3,408,624	2/9/22	(187,754)
RUB	1,214,313,153	USD	16,553,665	2/9/22	(877,738)
AUD	43,775,671	USD	32,392,946	2/10/22	(1,440,548)
INR	352,029,400	USD	4,695,604	2/10/22	18,581
INR	153,485,000	USD	2,047,149	2/10/22	8,238
INR	9,956,300	USD	132,795	2/10/22	534
RUB	3,810,000,000	USD	51,064,583	2/10/22	(1,895,566)
RUB	19,600,000	USD	258,717	2/16/22	(6,248)
RUB	385,200,000	USD	5,089,987	2/16/22	(128,203)
RUB	414,800,000	USD	5,492,854	2/16/22	(149,791)
RUB	665,200,000	USD	9,017,802	2/16/22	(449,323)
RUB	1,311,640,000	USD	17,617,257	2/17/22	(727,224)
AUD	76,800,000	USD	56,040,192	2/22/22	(1,735,093)
NOK	60,430,000	USD	6,850,076	2/22/22	(58,001)
NZD	23,478	USD	16,405	2/22/22	(961)
NZD	24,495,449	USD	17,115,705	2/22/22	(1,002,452)
USD	25,539,150	AUD	35,000,000	2/22/22	790,733
USD	18,081	IDR	259,481,143	2/22/22	21
USD	7,217	IDR	103,698,938	2/22/22	(1)
USD	124,306	IDR	1,790,379,229	2/22/22	(301)
USD	1,339,946	IDR	19,304,601,091	2/22/22	(3,615)
USD	22,792,169	NZD	32,619,423	2/22/22	1,334,917
USD	6,899,713	ZAR	109,635,058	2/23/22	(212,597)
IDR	14,033,121,181	USD	976,965	2/25/22	(141)
USD	19,788,148	ZAR	315,719,901	2/25/22	(687,627)
PEN	29,100,000	USD	7,570,239	2/28/22	(26,368)
USD	67,395,239	PHP	3,425,700,000	2/28/22	456,102
BRL	15,800,000	USD	2,746,376	3/3/22	207,807
BRL	10,800,000	USD	1,975,164	3/3/22	44,151

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	5,600,000	USD	1,026,606	3/3/22	$20,447
BRL	2,100,000	USD	384,339	3/3/22	8,305
BRL	1,500,000	USD	276,532	3/3/22	3,928
INR	1,226,176,000	USD	16,197,493	3/7/22	180,564
CLP	522,545,000	USD	615,121	3/8/22	34,517
CLP	245,200,000	USD	289,591	3/8/22	15,246
INR	253,254,000	USD	3,335,159	3/8/22	46,995
PEN	13,675,168	USD	3,335,936	3/9/22	207,081
PEN	17,340,000	USD	4,496,107	3/9/22	(3,591)
USD	6,929,086	ZAR	111,516,714	3/9/22	(290,874)
COP	1,567,000,000	USD	384,939	3/10/22	10,264
COP	9,584,686,118	USD	2,408,340	3/10/22	8,957
COP	9,812,243,882	USD	2,466,588	3/10/22	8,099
PEN	27,592,829	USD	6,714,564	3/10/22	433,818
USD	731,830	PEN	2,920,000	3/10/22	(24,645)
KRW	25,750,000,000	USD	21,447,431	3/14/22	(111,492)
KRW	23,329,006,606	USD	19,773,855	3/14/22	(443,904)
ZAR	142,692,000	USD	8,855,981	3/14/22	375,744
CLP	2,512,000,000	USD	2,928,323	3/15/22	191,666
CLP	1,883,800,000	USD	2,194,088	3/15/22	145,655
RUB	87,000,000	USD	1,159,892	3/15/22	(47,713)
RUB	259,200,000	USD	3,458,324	3/15/22	(144,797)
RUB	270,300,000	USD	3,605,029	3/15/22	(149,603)
RUB	660,065,002	USD	8,793,034	3/15/22	(354,982)
COP	7,556,300,000	USD	1,899,432	3/16/22	4,944
COP	8,551,070,000	USD	2,154,805	3/16/22	277
EUR	726,204	USD	821,319	3/16/22	(4,710)
EUR	5,500,000	USD	6,220,373	3/16/22	(35,670)
EUR	6,300,000	USD	7,125,154	3/16/22	(40,859)
EUR	7,826,434	USD	8,851,515	3/16/22	(50,758)
EUR	8,040,000	USD	9,093,054	3/16/22	(52,143)
EUR	10,565,000	USD	11,948,770	3/16/22	(68,519)
EUR	14,256,010	USD	16,123,217	3/16/22	(92,457)
EUR	24,283,052	USD	27,463,569	3/16/22	(157,488)
EUR	92,058,945	USD	104,116,534	3/16/22	(597,048)
EUR	128,613,034	USD	145,458,363	3/16/22	(834,119)
RUB	101,600,000	USD	1,352,814	3/16/22	(54,315)
RUB	169,100,000	USD	2,255,689	3/16/22	(94,506)
RUB	201,100,000	USD	2,683,240	3/16/22	(113,081)
RUB	233,324,688	USD	3,109,972	3/16/22	(127,965)
USD	205,929,162	EUR	182,080,795	3/16/22	1,180,884
USD	200,430,788	EUR	177,219,180	3/16/22	1,149,354
USD	86,214,056	EUR	76,229,728	3/16/22	494,387
USD	82,908,080	EUR	73,306,611	3/16/22	475,430
USD	79,394,574	EUR	70,200,000	3/16/22	455,282
USD	71,703,932	EUR	63,400,000	3/16/22	411,180
USD	56,459,570	EUR	49,921,066	3/16/22	323,763
USD	35,194,500	EUR	31,118,674	3/16/22	201,820
USD	35,122,738	EUR	31,055,223	3/16/22	201,408

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	34,528,723	EUR	30,530,000	3/16/22	$198,002
USD	28,649,400	EUR	25,331,553	3/16/22	164,288
USD	16,906,777	EUR	14,948,827	3/16/22	96,951
USD	16,416,835	EUR	14,515,624	3/16/22	94,141
USD	16,121,623	EUR	14,254,600	3/16/22	92,448
USD	10,433,801	EUR	9,225,477	3/16/22	59,832
USD	8,588,600	EUR	7,593,967	3/16/22	49,251
USD	6,672,763	EUR	5,900,000	3/16/22	38,264
USD	6,220,373	EUR	5,500,000	3/16/22	35,670
USD	394,151	EUR	348,505	3/16/22	2,260
USD	3,165,959	ZAR	51,293,286	3/16/22	(151,604)
CLP	2,616,855,000	USD	3,040,734	3/17/22	208,603
RUB	87,100,000	USD	1,159,785	3/17/22	(46,879)
RUB	87,000,000	USD	1,159,120	3/17/22	(47,492)
RUB	91,773,813	USD	1,223,559	3/17/22	(50,933)
USD	9,119,809	ZAR	149,656,315	3/18/22	(556,933)
AUD	11,000,000	USD	7,945,608	3/21/22	(166,332)
AUD	32,800,000	USD	23,692,358	3/21/22	(495,973)
NZD	132,924	USD	87,613	3/21/22	(219)
NZD	2,837,019	USD	1,895,498	3/21/22	(30,234)
NZD	5,000,000	USD	3,359,225	3/21/22	(71,861)
NZD	11,400,000	USD	7,750,974	3/21/22	(255,783)
USD	25,632,607	NZD	37,700,000	3/21/22	845,880
RUB	217,800,000	USD	2,900,728	3/23/22	(121,949)
USD	5,146,687	RUB	390,000,000	3/23/22	170,913
ZAR	360,709,117	USD	21,976,368	3/25/22	1,323,617
PEN	14,500,000	USD	3,760,373	3/31/22	(9,164)
BRL	9,200,000	USD	1,667,513	4/4/22	37,359
USD	4,952,458	ZAR	79,571,149	4/4/22	(180,085)
USD	38,379,777	ZAR	614,325,896	4/6/22	(1,234,811)
USD	13,107,005	ZAR	213,500,000	4/7/22	(658,555)
PEN	19,192,003	USD	4,805,810	4/11/22	154,870
PEN	12,280,000	USD	3,073,073	4/11/22	101,017
PEN	11,110,000	USD	2,778,889	4/11/22	92,783
PEN	9,950,000	USD	2,487,811	4/11/22	84,029
USD	16,412,349	ZAR	263,410,000	4/11/22	(561,761)
RUB	156,300,000	USD	2,042,112	4/14/22	(59,706)
RUB	544,860,574	USD	7,117,569	4/14/22	(206,915)
IDR	685,685,039,882	USD	47,590,577	4/18/22	(34,910)
USD	49,179,474	IDR	708,577,865,950	4/18/22	36,075
USD	5,166,645	JPY	587,995,200	4/18/22	52,618
KRW	28,851,993,394	USD	24,173,259	4/21/22	(278,758)
KRW	16,245,500,000	USD	13,586,375	4/25/22	(132,517)
USD	5,971,768	IDR	86,202,473,637	4/26/22	(1,836)
USD	4,671,679	IDR	67,573,503,685	4/26/22	(10,986)
USD	30,800,897	NZD	45,976,292	4/26/22	596,416
USD	5,012,724	NZD	7,482,459	4/26/22	97,064

Currency Purchased		Currency Sold			Settlement Date		Value/Unrealized Appreciation (Depreciation)
CLP	5,813,600,000	USD	7,156,433		4/27/22		$16,897
CLP	906,440,000	USD	1,120,289		4/27/22		(1,843)
CLP	921,600,000	USD	1,140,267		4/27/22		(3,116)
PEN	4,400,000	USD	1,138,569		4/27/22		(2,866)
PEN	19,500,000	USD	5,044,234		4/28/22		(11,447)
INR	923,370,000	USD	12,165,452		5/2/22		66,234
NZD	5,788,722	USD	3,789,564		5/2/22		12,856
USD	45,598,640	NZD	69,653,889		5/2/22		(154,696)
BRL	12,200,000	USD	2,186,717		5/3/22		56,756
BRL	12,400,000	USD	2,223,812		5/3/22		56,438
BRL	13,540,000	USD	2,438,322		5/3/22		51,565
BRL	7,700,000	USD	1,382,942		5/3/22		33,020
BRL	6,987,549	USD	1,266,933		5/3/22		18,016

							$(896,890)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AED	159,291,500	USD	43,368,818	BNP Paribas	2/3/22	$—	$(1,177)
USD	43,217,150	AED	159,291,500	BNP Paribas	2/3/22	—	(150,491)
EUR	2,800,291	PLN	13,000,000	UBS AG	2/4/22	—	(39,250)
EUR	2,141,997	USD	2,424,167	Bank of America, N.A.	2/4/22	—	(17,644)
EUR	6,548,981	USD	7,469,508	Standard Chartered Bank	2/4/22	—	(111,762)
EUR	5,201,167	USD	5,956,601	Standard Chartered Bank	2/4/22	—	(113,116)
EUR	13,811,119	USD	15,704,339	Standard Chartered Bank	2/4/22	—	(187,617)
PLN	17,882,569	EUR	3,859,834	Bank of America, N.A.	2/4/22	45,225	—
PLN	17,879,524	EUR	3,859,899	Citibank, N.A.	2/4/22	44,405	—
PLN	17,882,568	EUR	3,858,857	HSBC Bank USA, N.A.	2/4/22	46,322	—
PLN	119,400,000	EUR	25,784,995	Standard Chartered Bank	2/4/22	287,021	—
PLN	75,956,339	EUR	16,404,902	Standard Chartered Bank	2/4/22	180,599	—
PLN	23,800,000	EUR	5,140,289	Standard Chartered Bank	2/4/22	56,576	—
PLN	11,500,000	EUR	2,420,594	UBS AG	2/4/22	98,296	—
USD	249,547	EUR	220,500	Bank of America, N.A.	2/4/22	1,816	—
USD	4,172,777	EUR	3,683,562	Standard Chartered Bank	2/4/22	34,313	—
USD	476,581	EUR	419,127	Standard Chartered Bank	2/4/22	5,694	—
USD	335,757	EUR	297,000	Standard Chartered Bank	2/4/22	2,079	—
USD	9,937,764	UAH	277,840,000	Goldman Sachs International	2/7/22	168,031	—
EGP	212,500,000	USD	13,178,295	Goldman Sachs International	2/8/22	326,533	—
KES	643,630,000	USD	5,449,873	Standard Chartered Bank	2/8/22	209,786	—
USD	5,665,757	KES	643,630,000	Standard Chartered Bank	2/8/22	6,098	—
MYR	52,560,420	USD	12,615,005	Goldman Sachs International	2/9/22	—	(54,747)
USD	1,040,120	UYU	46,199,000	HSBC Bank USA, N.A.	2/9/22	—	(6,201)
USD	1,581,863	UYU	71,100,000	HSBC Bank USA, N.A.	2/9/22	—	(28,419)
UYU	117,299,000	USD	2,594,307	HSBC Bank USA, N.A.	2/9/22	62,296	—
USD	6,483,991	UAH	174,160,000	Bank of America, N.A.	2/10/22	369,206	—
USD	16,103,012	UAH	433,010,000	Goldman Sachs International	2/10/22	899,963	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,085,373	HUF	400,000,000	Citibank, N.A.	2/14/22	$—	$(42,893)
EUR	1,346,524	HUF	497,600,000	Goldman Sachs International	2/14/22	—	(57,493)
HUF	753,000,000	EUR	2,064,697	Bank of America, N.A.	2/14/22	56,605	—
HUF	575,000,000	EUR	1,576,971	Bank of America, N.A.	2/14/22	42,838	—
HUF	5,384,000,000	EUR	14,789,340	Citibank, N.A.	2/14/22	374,817	—
HUF	2,480,000,000	EUR	6,812,326	Citibank, N.A.	2/14/22	172,650	—
HUF	1,033,000,000	EUR	2,757,715	Citibank, N.A.	2/14/22	161,630	—
HUF	720,600,000	EUR	1,981,774	Citibank, N.A.	2/14/22	47,521	—
HUF	576,400,000	EUR	1,585,340	Citibank, N.A.	2/14/22	37,854	—
HUF	5,096,000,000	EUR	13,967,001	Standard Chartered Bank	2/14/22	389,861	—
HUF	753,000,000	EUR	2,066,715	Standard Chartered Bank	2/14/22	54,338	—
HUF	925,800,000	EUR	2,510,814	UBS AG	2/14/22	100,715	—
USD	10,311,159	GBP	7,600,000	Standard Chartered Bank	2/14/22	90,710	—
ZAR	25,400,000	USD	1,602,737	Standard Chartered Bank	2/15/22	46,893	—
ZAR	24,600,000	USD	1,553,678	Standard Chartered Bank	2/15/22	43,995	—
USD	3,051,192	ZAR	47,200,000	Standard Chartered Bank	2/17/22	—	(13,395)
USD	15,583,493	ZAR	240,607,935	Standard Chartered Bank	2/17/22	—	(38,625)
USD	6,473,700	ZAR	104,000,000	Standard Chartered Bank	2/17/22	—	(278,780)
CZK	299,500,000	EUR	11,776,849	Standard Chartered Bank	2/18/22	568,968	—
CZK	286,500,000	EUR	11,270,632	Standard Chartered Bank	2/18/22	538,692	—
CZK	100,500,000	EUR	3,955,214	Standard Chartered Bank	2/18/22	187,121	—
CZK	84,000,000	EUR	3,302,799	Standard Chartered Bank	2/18/22	159,828	—
CZK	51,400,000	EUR	2,021,741	Standard Chartered Bank	2/18/22	96,966	—
EUR	1,385,924	CZK	35,100,000	Deutsche Bank AG	2/18/22	—	(60,238)
THB	475,855,584	USD	14,565,967	Standard Chartered Bank	2/18/22	—	(275,271)
UAH	38,310,000	USD	1,366,750	Goldman Sachs International	2/18/22	—	(27,065)
USD	65,005,543	CNH	413,980,000	UBS AG	2/18/22	84,016	—
USD	50,387,314	THB	1,646,103,146	Standard Chartered Bank	2/18/22	952,231	—
AED	137,000,000	USD	37,299,972	BNP Paribas	2/22/22	—	(1,262)
CAD	6,600,000	USD	5,237,696	Bank of America, N.A.	2/22/22	—	(45,598)
CAD	8,200,000	USD	6,504,655	Bank of America, N.A.	2/22/22	—	(53,866)
CZK	47,800,000	EUR	1,864,817	Bank of America, N.A.	2/22/22	106,240	—
CZK	140,300,000	EUR	5,524,478	Standard Chartered Bank	2/22/22	254,549	—
CZK	99,900,000	EUR	3,931,842	Standard Chartered Bank	2/22/22	183,316	—
CZK	83,100,000	EUR	3,270,217	Standard Chartered Bank	2/22/22	152,954	—
EGP	314,980,000	USD	19,548,798	Goldman Sachs International	2/22/22	394,580	—
EUR	4,318,341	CZK	106,000,000	Standard Chartered Bank	2/22/22	—	(29,953)
USD	42,719,148	AED	157,394,000	BNP Paribas	2/22/22	—	(131,898)
USD	19,404,125	OMR	7,620,000	Standard Chartered Bank	2/22/22	—	(395,184)
USD	38,900,204	OMR	15,280,000	Standard Chartered Bank	2/22/22	—	(802,349)
HUF	2,293,114,637	EUR	6,152,111	BNP Paribas	2/23/22	316,671	—
HUF	1,897,400,000	EUR	5,087,860	BNP Paribas	2/23/22	264,950	—
HUF	1,569,200,000	EUR	4,213,344	HSBC Bank USA, N.A.	2/23/22	212,884	—
HUF	1,570,600,000	EUR	4,218,814	HSBC Bank USA, N.A.	2/23/22	211,151	—
HUF	1,047,600,000	EUR	2,812,581	HSBC Bank USA, N.A.	2/23/22	142,406	—
HUF	5,223,900,000	EUR	14,014,787	Standard Chartered Bank	2/23/22	721,648	—
HUF	1,021,400,000	EUR	2,745,567	UBS AG	2/23/22	135,105	—
KES	705,380,000	USD	6,044,387	ICBC Standard Bank plc	2/23/22	139,264	—
KES	352,994,000	USD	3,022,209	ICBC Standard Bank plc	2/23/22	72,282	—
IDR	174,190,768,819	USD	12,128,705	Standard Chartered Bank	2/25/22	—	(3,553)
UGX	68,235,820,000	USD	17,116,380	Standard Chartered Bank	2/28/22	2,223,480	—
EGP	100,940,000	USD	6,236,639	Goldman Sachs International	3/2/22	140,990	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	100,717,500	USD	6,234,448	Goldman Sachs International	3/2/22	$129,123	$—
EUR	3,911,055	HUF	1,400,000,000	Standard Chartered Bank	3/2/22	—	(15,258)
EUR	3,908,945	HUF	1,400,000,000	Standard Chartered Bank	3/2/22	—	(17,629)
HUF	464,600,000	EUR	1,248,915	Bank of America, N.A.	3/2/22	60,139	—
HUF	267,550,000	EUR	720,073	Bank of America, N.A.	3/2/22	33,667	—
HUF	230,100,000	EUR	619,093	Bank of America, N.A.	3/2/22	29,167	—
HUF	115,000,000	EUR	309,380	Citibank, N.A.	3/2/22	14,614	—
KES	639,150,000	USD	5,448,849	Standard Chartered Bank	3/2/22	146,135	—
USD	5,613,966	KES	639,150,000	Standard Chartered Bank	3/2/22	18,982	—
KES	637,900,000	USD	5,449,808	Standard Chartered Bank	3/4/22	131,714	—
USD	5,593,161	KES	637,900,000	Standard Chartered Bank	3/4/22	11,639	—
USD	713,966	ZAR	11,500,000	Citibank, N.A.	3/7/22	—	(30,796)
USD	8,132,158	ZAR	130,961,968	Citibank, N.A.	3/7/22	—	(349,186)
ZAR	70,000,000	USD	4,495,726	JPMorgan Chase Bank, N.A.	3/7/22	37,607	—
ZAR	75,000,000	USD	4,812,437	Standard Chartered Bank	3/7/22	44,705	—
KES	645,640,000	USD	5,531,055	Standard Chartered Bank	3/8/22	113,098	—
PLN	8,253,000	EUR	1,779,099	Citibank, N.A.	3/8/22	17,450	—
USD	5,664,006	KES	645,640,000	Standard Chartered Bank	3/8/22	19,853	—
EUR	3,423,340	PLN	15,600,000	Standard Chartered Bank	3/10/22	35,764	—
EUR	4,017,401	PLN	18,300,000	UBS AG	3/10/22	43,707	—
EUR	3,095,137	PLN	14,100,000	UBS AG	3/10/22	33,409	—
PLN	5,100,000	EUR	1,100,945	HSBC Bank USA, N.A.	3/10/22	8,798	—
BHD	1,240,000	USD	3,278,689	Bank of America, N.A.	3/14/22	9,245	—
SAR	30,700,000	USD	8,178,815	Standard Chartered Bank	3/14/22	1,644	—
SAR	25,100,000	USD	6,687,324	Standard Chartered Bank	3/14/22	935	—
SAR	33,400,000	USD	8,899,215	Standard Chartered Bank	3/14/22	698	—
SAR	39,900,000	USD	10,631,353	Standard Chartered Bank	3/14/22	579	—
UGX	17,964,400,000	USD	4,519,346	Standard Chartered Bank	3/14/22	559,599	—
UGX	9,038,710,000	USD	2,272,746	Standard Chartered Bank	3/14/22	282,703	—
USD	12,633,111	BHD	4,816,500	Bank of America, N.A.	3/14/22	—	(138,125)
USD	9,612,169	OMR	4,139,000	BNP Paribas	3/14/22	—	(1,142,137)
USD	25,194,536	SAR	95,903,000	Standard Chartered Bank	3/14/22	—	(360,207)
USD	60,660,554	SAR	230,838,000	Standard Chartered Bank	3/14/22	—	(849,573)
BHD	4,000,000	USD	10,582,655	Standard Chartered Bank	3/16/22	23,253	—
UGX	29,524,990,000	USD	7,427,670	ICBC Standard Bank plc	3/16/22	917,152	—
USD	17,011,383	BHD	6,518,000	BNP Paribas	3/16/22	—	(270,943)
USD	12,624,854	BHD	4,866,250	Standard Chartered Bank	3/16/22	—	(277,895)
USD	25,249,372	BHD	9,636,500	Standard Chartered Bank	3/16/22	—	(301,585)
EGP	71,100,000	USD	4,425,770	Goldman Sachs International	3/21/22	42,925	—
USD	84,937,357	CNH	541,000,000	Goldman Sachs International	3/21/22	266,062	—
USD	25,617,465	SAR	97,103,000	BNP Paribas	3/24/22	—	(256,200)
USD	38,426,649	SAR	145,637,000	HSBC Bank USA, N.A.	3/24/22	—	(379,184)
USD	45,976,495	SAR	174,090,000	Standard Chartered Bank	3/28/22	—	(410,208)
KES	315,200,000	USD	2,696,322	Standard Chartered Bank	4/1/22	44,314	—
USD	2,728,532	KES	315,200,000	Standard Chartered Bank	4/1/22	—	(12,104)
MYR	116,764,000	USD	27,903,931	Barclays Bank PLC	4/5/22	12,267	—
PLN	3,100,000	EUR	672,307	HSBC Bank USA, N.A.	4/11/22	—	(708)
PLN	2,000,000	EUR	433,823	Standard Chartered Bank	4/11/22	—	(543)
PLN	2,610,000	EUR	568,293	Standard Chartered Bank	4/11/22	—	(3,132)
PLN	19,200,000	EUR	4,163,414	Standard Chartered Bank	4/11/22	—	(3,766)
PLN	5,999,435	EUR	1,307,027	Standard Chartered Bank	4/11/22	—	(8,021)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PLN	38,000,000	EUR	8,245,991	Standard Chartered Bank	4/11/22	$—	$(14,093)
USD	14,206,341	THB	475,855,584	Standard Chartered Bank	4/11/22	—	(84,930)
EGP	330,353,534	USD	20,676,172	Goldman Sachs International	4/12/22	—	(46,525)
EGP	295,748,716	USD	18,519,018	HSBC Bank USA, N.A.	4/12/22	—	(50,345)
SGD	36,103,604	USD	26,834,130	Citibank, N.A.	4/18/22	—	(114,081)
SGD	32,508,198	USD	24,155,386	Standard Chartered Bank	4/18/22	—	(96,275)
SGD	32,508,198	USD	24,178,832	Standard Chartered Bank	4/18/22	—	(119,721)
PLN	3,300,000	EUR	721,536	BNP Paribas	4/20/22	—	(8,182)
PLN	2,700,000	EUR	590,423	Goldman Sachs International	4/20/22	—	(6,780)
PLN	9,200,000	EUR	2,011,457	Standard Chartered Bank	4/20/22	—	(22,702)
PLN	25,300,000	EUR	5,532,034	Standard Chartered Bank	4/20/22	—	(63,026)
HUF	338,563,101	EUR	936,592	Standard Chartered Bank	4/25/22	6,867	—
HUF	43,650,000	EUR	120,699	Standard Chartered Bank	4/25/22	946	—
HUF	70,620,000	EUR	195,995	Standard Chartered Bank	4/25/22	720	—
HUF	305,520,000	EUR	851,393	Standard Chartered Bank	4/25/22	—	(794)
HUF	3,072,188,874	EUR	8,457,696	Citibank, N.A.	4/27/22	106,185	—
HUF	3,202,511,126	EUR	8,812,799	Standard Chartered Bank	4/27/22	114,824	—
MYR	110,675,580	USD	26,333,146	Barclays Bank PLC	4/27/22	104,990	—
EGP	350,000,000	USD	21,742,507	Goldman Sachs International	4/28/22	1,756	—
EGP	412,000,000	USD	25,621,891	HSBC Bank USA, N.A.	4/28/22	—	(25,787)
ZAR	122,540,000	USD	7,989,197	Standard Chartered Bank	4/28/22	—	(111,324)
UZS	9,098,627,000	USD	796,379	ICBC Standard Bank plc	5/6/22	22,867	—
UGX	34,825,000,000	USD	9,128,440	Standard Chartered Bank	5/10/22	547,898	—
KES	235,200,000	USD	2,078,106	Standard Chartered Bank	5/11/22	—	(52,095)
USD	2,013,699	KES	235,200,000	Standard Chartered Bank	5/11/22	—	(12,312)
KES	257,553,000	USD	2,264,202	ICBC Standard Bank plc	5/18/22	—	(48,930)
KES	460,000,000	USD	4,031,551	Standard Chartered Bank	5/20/22	—	(76,660)
USD	3,928,602	KES	460,000,000	Standard Chartered Bank	5/20/22	—	(26,289)
KES	467,765,000	USD	4,087,069	Standard Chartered Bank	6/6/22	—	(79,830)
USD	3,965,791	KES	467,765,000	Standard Chartered Bank	6/6/22	—	(41,448)
KES	231,620,000	USD	2,026,422	Goldman Sachs International	6/8/22	—	(43,021)
KES	467,340,000	USD	4,086,926	Standard Chartered Bank	6/8/22	—	(85,016)
USD	1,963,214	KES	231,620,000	Goldman Sachs International	6/8/22	—	(20,187)
USD	3,967,233	KES	467,340,000	Standard Chartered Bank	6/8/22	—	(34,678)
UGX	35,147,800,000	USD	9,298,360	Standard Chartered Bank	6/13/22	415,690	—
UGX	36,563,109,603	USD	9,683,027	ICBC Standard Bank plc	6/21/22	409,543	—
UGX	17,415,100,000	USD	4,597,439	Standard Chartered Bank	6/23/22	208,174	—
UGX	18,421,960,000	USD	4,841,514	JPMorgan Chase Bank, N.A.	7/5/22	232,421	—
UGX	35,766,460,000	USD	9,399,858	Standard Chartered Bank	7/5/22	451,248	—
UGX	57,448,570,397	USD	15,078,365	Goldman Sachs International	7/6/22	742,146	—
ZMW	36,540,000	USD	1,638,565	JPMorgan Chase Bank, N.A.	8/18/22	227,331	—
ZMW	26,675,000	USD	1,310,811	JPMorgan Chase Bank, N.A.	8/25/22	47,556	—
OMR	7,500,000	USD	18,796,992	BNP Paribas	8/29/22	668,771	—
USD	23,292,293	OMR	9,293,625	BNP Paribas	8/29/22	—	(828,708)
USD	12,483,846	OMR	4,830,000	Standard Chartered Bank	10/27/22	—	(45,224)
USD	12,923,236	OMR	5,000,000	Standard Chartered Bank	10/27/22	—	(46,816)
AED	72,500,000	USD	19,732,344	Standard Chartered Bank	12/12/22	1,815	—
USD	33,420,810	AED	123,212,500	Standard Chartered Bank	12/12/22	—	(117,054)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	33,420,899	AED	123,220,500	Standard Chartered Bank	12/12/22	$—	$(119,143)
USD	29,801,366	OMR	11,800,000	BNP Paribas	12/14/22	—	(792,661)
USD	58,402,155	AED	215,000,000	BNP Paribas	3/1/23	—	(108,566)
USD	81,979,737	AED	301,839,143	BNP Paribas	3/6/23	—	(162,231)
USD	30,000,000	AED	110,456,400	BNP Paribas	3/13/23	—	(58,686)
USD	109,556,452	AED	403,354,537	BNP Paribas	3/13/23	—	(209,099)
USD	12,664,006	SAR	47,604,000	Standard Chartered Bank	3/13/23	—	(8,892)
USD	146,927,878	AED	540,959,063	Standard Chartered Bank	3/15/23	—	(283,214)
USD	20,104,768	BHD	7,651,000	Standard Chartered Bank	3/15/23	—	(84,308)
USD	22,725,930	OMR	8,900,000	Standard Chartered Bank	3/15/23	—	(323,956)
USD	9,511,645	AED	35,000,000	BNP Paribas	6/21/23	—	(9,699)
USD	9,036,785	SAR	34,000,000	Standard Chartered Bank	7/13/23	—	(9,534)
USD	36,694,600	OMR	14,300,000	Standard Chartered Bank	8/23/23	—	(258,292)
USD	48,448,681	OMR	18,858,800	Standard Chartered Bank	11/6/23	—	(234,283)
USD	26,650,006	OMR	10,530,750	Standard Chartered Bank	8/29/24	—	(327,157)

						$20,127,673	$(13,107,601)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)	Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
2/15/22	COP 40,781,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	$10,330,096	$(365,448)
2/15/22	COP 68,623,300	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	17,382,735	(594,229)
2/17/22	COP 81,564,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	20,660,700	(521,249)
2/21/22	COP 40,780,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	10,329,843	(256,469)
2/21/22	COP 33,985,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,608,625	(213,735)
3/3/22	COP 35,344,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,952,869	(172,477)
3/9/22	COP 33,396,060	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,459,442	(117,214)
3/10/22	COP 80,203,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	20,316,101	(268,965)
3/15/22	COP 69,263,330	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	17,544,859	30,019
3/17/22	COP 63,759,700	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	16,150,753	937
3/17/22	COP 63,301,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	16,034,738	41,867
3/17/22	COP 27,188,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,886,900	17,982
3/18/22	COP 115,547,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	29,268,818	19,054

Settlement Date	Notional Amount (000’s omitted)	Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
3/21/22	COP 66,792,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$16,918,880	$112,071
3/22/22	COP 57,441,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	14,550,235	63,192
3/25/22	COP 21,465,880	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	5,437,449	76,380
3/25/22	COP 29,239,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,406,584	(16,769)
3/29/22	COP 100,529,300	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	25,464,735	72,931
3/29/22	COP 20,311,040	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	5,144,921	28,508
3/30/22	COP 67,019,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	16,976,507	8,488
3/30/22	COP 69,263,320	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	17,544,856	47,231
3/31/22	COP 66,792,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	16,918,880	11,572

					$(1,996,323)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude	265	Long	1/31/22	$24,170,650	$4,256,035
Equity Futures
TOPIX Index	89	Long	3/10/22	14,831,585	(190,838)
SGX CNX Nifty Index	(522)	Short	2/24/22	(18,244,235)	(200,324)
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	148	Long	3/22/22	27,962,750	(684,801)
Euro-Bund	(481)	Short	3/8/22	(91,383,596)	2,528,577
Euro-Buxl	(292)	Short	3/8/22	(66,692,057)	4,100,351
U.S. 5-Year Treasury Note	(862)	Short	3/31/22	(102,753,094)	712,783
U.S. 10-Year Treasury Note	(1,386)	Short	3/22/22	(177,364,687)	1,341,726
U.S. Long Treasury Bond	(19)	Short	3/22/22	(2,956,875)	7,680

					$11,871,189

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$(133,486)
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	(133,486)
EUR	11,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	(136,681)
EUR	11,410	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	16,875
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	586,599
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	593,663
EUR	11,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	599,109
EUR	11,410	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	221,858
EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(2,130,323)
USD	18,215	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.98% (pays upon termination)	12/2/26	(222,812)
USD	89,075	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	3.00% (pays upon termination)	12/2/26	(996,219)
USD	42,510	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.90% (pays upon termination)	1/11/27	(266,176)
USD	42,520	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.89% (pays upon termination)	1/12/27	(268,043)
USD	51,550	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	350,438
USD	18,160	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	98,084
USD	34,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(826,548)
USD	17,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(427,428)
USD	18,140	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	(198,346)
USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	307,525

							$(2,965,397)

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
AUD	347,130	Pays	6-month AUD Bank Bill (pays semi-annually)	1.58% (pays semi-annually)	1/17/24	$(634,016)	$—	$(634,016)
CAD	128,330	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.19% (pays semi-annually)	1/18/24	(87,347)	—	(87,347)
CAD	190,420	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.19% (pays semi-annually)	1/18/24	(133,997)	—	(133,997)
CNY	91,623	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	266,332	—	266,332
CNY	111,257	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	317,276	—	317,276
CNY	130,890	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	380,475	—	380,475
CNY	222,514	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	638,636	—	638,636
CNY	229,058	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.63% (pays quarterly)	11/1/26	653,216	—	653,216
CNY	307,658	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.64% (pays quarterly)	11/1/26	883,008	—	883,008
CNY	315,167	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.26% (pays quarterly)	2/7/27	31,931	—	31,931
COP	86,746,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	1,872,872	—	1,872,872
COP	15,180,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.85% (pays quarterly)	5/6/25	326,920	—	326,920
COP	100,029,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.70% (pays quarterly)	5/7/25	2,281,496	—	2,281,496

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	11,171,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.49% (pays quarterly)	5/13/25	$275,220	$—	$275,220
COP	11,171,850	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.54% (pays quarterly)	5/14/25	270,953	—	270,953
COP	40,662,300	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(1,124,561)	—	(1,124,561)
COP	61,940,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(1,682,076)	—	(1,682,076)
COP	85,106,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(2,262,900)	—	(2,262,900)
COP	41,729,700	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(1,075,713)	—	(1,075,713)
COP	6,192,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	137,216	—	137,216
COP	6,351,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	151,708	—	151,708
COP	7,859,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	136,640	—	136,640
COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	384,176	—	384,176

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	$366,848	$—	$366,848
COP	14,924,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	351,404	—	351,404
COP	15,771,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	329,581	—	329,581
COP	15,877,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	302,753	—	302,753
COP	17,793,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	395,098	—	395,098
COP	20,326,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	468,910	—	468,910
COP	25,880,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	562,921	—	562,921
COP	27,035,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	519,449	—	519,449
COP	27,035,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(236,514)	—	(236,514)
COP	28,925,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.12% (pays quarterly)	11/26/25	177,352	—	177,352

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	$704,375	$—	$704,375
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	685,714	—	685,714
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	651,058	—	651,058
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	629,731	—	629,731
COP	31,578,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	712,694	—	712,694
COP	31,722,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.90% (pays quarterly)	11/26/25	503,947	—	503,947
COP	33,040,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	559,430	—	559,430
COP	33,392,440	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.81% (pays quarterly)	11/26/25	557,797	—	557,797
COP	35,344,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	235,012	—	235,012
COP	36,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.14% (pays quarterly)	11/26/25	218,545	—	218,545

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	37,433,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.18% (pays quarterly)	11/26/25	$213,162	$—	$213,162
COP	40,836,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.00% (pays quarterly)	11/26/25	294,453	—	294,453
COP	57,435,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.86% (pays quarterly)	11/26/25	931,001	—	931,001
COP	66,784,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	1,164,171	—	1,164,171
COP	66,784,856	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	1,130,774	—	1,130,774
COP	74,865,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.09% (pays quarterly)	11/26/25	482,636	—	482,636
COP	76,566,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	387,364	—	387,364
COP	115,701,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.05% (pays quarterly)	11/26/25	777,317	—	777,317
COP	64,177,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	1,470,246	—	1,470,246
COP	129,615,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	2,971,848	—	2,971,848

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	36,071,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	$791,511	$—	$791,511
COP	38,614,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	823,185	—	823,185
COP	8,172,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	229,291	—	229,291
COP	11,441,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	322,514	—	322,514
COP	12,790,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	359,716	—	359,716
EUR	17,300	Receives	1-day Euro Short-Term Rate (pays annually)	(0.03%) (pays annually)	11/9/31	520,127	—	520,127
GBP	65,370	Receives	1-day Sterling Overnight Index Average (pays annually)	0.54% (pays annually)	9/15/26	3,028,593	(1,113)	3,027,480
GBP	65,387	Receives	1-day Sterling Overnight Index Average (pays annually)	0.54% (pays annually)	9/15/26	3,027,699	(1,114)	3,026,585
GBP	90,053	Receives	1-day Sterling Overnight Index Average (pays annually)	0.54% (pays annually)	9/15/26	4,152,214	(1,543)	4,150,671
GBP	52,280	Receives	1-day Sterling Overnight Index Average (pays annually)	0.87% (pays annually)	10/14/26	1,363,220	(1,499)	1,361,721
GBP	54,220	Receives	1-day Sterling Overnight Index Average (pays annually)	0.87% (pays annually)	10/14/26	1,409,932	(1,556)	1,408,376
JPY	1,534,582	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	64,135	—	64,135

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
JPY	1,613,311	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	$84,829	$—	$84,829
JPY	1,952,107	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.56% (pays annually)	1/11/52	90,678	—	90,678
KRW	122,458,300	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.77% (pays quarterly)	10/5/23	(545,277)	—	(545,277)
KRW	192,943,700	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(876,641)	—	(876,641)
KRW	280,598,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.75% (pays quarterly)	10/5/23	(1,276,971)	—	(1,276,971)
KRW	72,704,100	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.65% (pays quarterly)	7/19/31	(3,148,827)	—	(3,148,827)
MXN	1,955,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.96% (pays monthly)	6/24/25	(1,056,122)	—	(1,056,122)
MXN	1,955,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.91% (pays monthly)	6/25/25	(1,133,051)	—	(1,133,051)
MXN	1,539,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.60% (pays monthly)	7/8/26	(2,477,673)	—	(2,477,673)
NZD	186,090	Pays	3-month NZD Bank Bill (pays quarterly)	2.71% (pays semi-annually)	1/18/24	(267,033)	—	(267,033)
NZD	190,540	Pays	3-month NZD Bank Bill (pays quarterly)	2.69% (pays semi-annually)	1/18/24	(297,578)	—	(297,578)
NZD	27,000	Pays	3-month NZD Bank Bill (pays quarterly)	2.09% (pays semi-annually)	9/23/31	(984,812)	—	(984,812)
PLN	54,770	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/14/26	852,763	—	852,763
PLN	163,380	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	2,550,368	—	2,550,368

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	85,600	Receives	6-month PLN WIBOR (pays semi-annually)	3.39% (pays annually)	12/15/26	$682,947	$—	$682,947
PLN	71,350	Receives	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	10/4/31	2,251,195	—	2,251,195
PLN	28,070	Receives	6-month PLN WIBOR (pays semi-annually)	2.32% (pays annually)	10/5/31	860,279	—	860,279
PLN	28,720	Receives	6-month PLN WIBOR (pays semi-annually)	2.32% (pays annually)	10/5/31	880,199	—	880,199
PLN	60,940	Receives	6-month PLN WIBOR (pays semi-annually)	2.68% (pays annually)	10/22/31	1,470,697	—	1,470,697
PLN	29,830	Receives	6-month PLN WIBOR (pays semi-annually)	2.67% (pays annually)	10/25/31	726,451	—	726,451
PLN	44,420	Receives	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	10/25/31	1,027,910	—	1,027,910
TWD	653,926	Receives	3-month TWD TAIBOR (pays quarterly)	0.87% (pays quarterly)	11/2/26	94,057	—	94,057
TWD	1,307,851	Receives	3-month TWD TAIBOR (pays quarterly)	0.87% (pays quarterly)	11/2/26	188,114	—	188,114
TWD	1,307,851	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	165,510	—	165,510
TWD	1,307,851	Receives	3-month TWD TAIBOR (pays quarterly)	0.88% (pays quarterly)	11/2/26	160,992	—	160,992
TWD	1,752,521	Receives	3-month TWD TAIBOR (pays quarterly)	0.89% (pays quarterly)	11/2/26	191,496	—	191,496
TWD	1,260,030	Receives	3-month TWD TAIBOR (pays quarterly)	0.95% (pays quarterly)	2/8/27	39,653	—	39,653
USD	110,990	Receives	SOFR (pays annually)	1.08% (pays annually)	11/22/26	1,638,324	—	1,638,324
USD	20,000	Receives	SOFR (pays annually)	1.21% (pays annually)	11/29/26	167,252	—	167,252
USD	107,290	Receives	SOFR (pays annually)	1.06% (pays annually)	12/2/26	1,707,592	—	1,707,592

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	24,050	Receives	SOFR (pays annually)	1.39% (pays annually)	1/12/27	$43,032	$—	$43,032
USD	24,200	Receives	SOFR (pays annually)	1.39% (pays annually)	1/13/27	48,536	—	48,536
USD	48,150	Receives	SOFR (pays annually)	1.33% (pays annually)	1/18/27	244,870	—	244,870
USD	21,700	Receives	SOFR (pays annually)	1.26% (pays annually)	11/9/31	598,617	—	598,617
USD	6,500	Receives	SOFR (pays annually)	1.43% (pays annually)	11/9/51	346,630	—	346,630
ZAR	72,640	Pays	3-month ZAR JIBAR (pays quarterly)	5.47% (pays quarterly)	2/24/26	(148,228)	205	(148,023)
ZAR	476,700	Pays	3-month ZAR JIBAR (pays quarterly)	5.52% (pays quarterly)	2/24/26	(914,166)	1,383	(912,783)
ZAR	419,363	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(534,106)	1,383	(532,723)
ZAR	474,840	Pays	3-month ZAR JIBAR (pays quarterly)	5.88% (pays quarterly)	3/11/26	(535,032)	1,609	(533,423)
ZAR	474,850	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(604,775)	1,566	(603,209)
ZAR	444,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.03% (pays quarterly)	6/30/26	(501,298)	1,769	(499,529)

Total						$38,430,080	$1,090	$38,431,170

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	54,200	Pays	3-month MYR KLIBOR (pays quarterly)	2.50% (pays quarterly)	7/19/26	$(322,116)
BNP Paribas	MYR	49,200	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	(285,533)
BNP Paribas	MYR	49,200	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	(285,533)
Goldman Sachs International	MYR	39,100	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	(224,922)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	MYR	11,900	Pays	3-month MYR KLIBOR (pays quarterly)	2.50% (pays quarterly)	7/19/26	$(71,815)
Standard Chartered Bank	MYR	87,600	Pays	3-month MYR KLIBOR (pays quarterly)	2.53% (pays quarterly)	7/16/26	(494,969)
Standard Chartered Bank	MYR	38,800	Pays	3-month MYR KLIBOR (pays quarterly)	2.49% (pays quarterly)	7/19/26	(236,141)

							$(1,921,029)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$83,990	1.00% (pays quarterly)(1)	12/20/26	2.26%	$(4,685,199)	$5,187,854	$502,655

Total	$83,990				$(4,685,199)	$5,187,854	$502,655

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Malaysia	$257,000	1.00% (pays quarterly)(1)	12/20/26	$(5,174,495)	$6,246,698	$1,072,203
Markit CDX Emerging Markets Index (CDX.EM.31.V2)	940	1.00% (pays quarterly)(1)	6/20/24	8,605	(13,117)	(4,512)
Mexico	9,690	1.00% (pays quarterly)(1)	12/20/26	11,601	57,485	69,086
Philippines	77,200	1.00% (pays quarterly)(1)	12/20/26	(1,059,939)	1,820,641	760,702
Qatar	10,315	1.00% (pays quarterly)(1)	12/20/27	(232,832)	(269,757)	(502,589)
Qatar	57,454	1.00% (pays quarterly)(1)	12/20/27	(1,296,856)	(1,416,058)	(2,712,914)
Russia	325,990	1.00% (pays quarterly)(1)	12/20/26	17,543,199	2,207,573	19,750,772
Saudi Arabia	29,930	1.00% (pays quarterly)(1)	12/20/26	(693,946)	715,283	21,337
South Africa	93,040	1.00% (pays quarterly)(1)	12/20/26	4,489,444	(4,221,483)	267,961
South Africa	41,600	1.00% (pays quarterly)(1)	12/20/27	2,928,515	(3,371,610)	(443,095)
South Africa	58,700	1.00% (pays quarterly)(1)	6/20/29	5,941,098	(7,114,802)	(1,173,704)
South Africa	78,581	1.00% (pays quarterly)(1)	6/20/31	10,867,288	(9,917,883)	949,405
Turkey	149,190	1.00% (pays quarterly)(1)	12/20/26	26,012,344	(18,633,608)	7,378,736

Total				$59,344,026	$(33,910,638)	$25,433,388

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Barclays Bank PLC	$18,120	1.00% (pays quarterly)(1)	12/20/26	1.12%	$(78,747)	$(21,154)	$(99,901)
Vietnam	Barclays Bank PLC	6,427	1.00% (pays quarterly)(1)	12/20/26	1.12	(27,931)	29,539	1,608
Vietnam	BNP Paribas	23,200	1.00% (pays quarterly)(1)	12/20/26	1.12	(100,823)	30,543	(70,280)
Vietnam	Goldman Sachs International	19,880	1.00% (pays quarterly)(1)	6/20/24	0.66	183,231	(141,515)	41,716
Vietnam	Goldman Sachs International	5,900	1.00% (pays quarterly)(1)	12/20/26	1.12	(25,640)	(8,966)	(34,606)
Vietnam	Goldman Sachs International	1,973	1.00% (pays quarterly)(1)	12/20/26	1.12	(8,574)	4,539	(4,035)
Vietnam	Nomura International PLC	3,500	1.00% (pays quarterly)	12/20/26	1.12	(15,210)	—	(15,210)

Total		$79,000				$(73,694)	$(107,014)	$(180,708)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Dubai	Barclays Bank PLC	$6,348	1.00% (pays quarterly)(1)	12/20/24	$(69,983)	$(60,831)	$(130,814)
Dubai	Barclays Bank PLC	9,572	1.00% (pays quarterly)(1)	12/20/24	(105,525)	(91,805)	(197,330)
Egypt	Barclays Bank PLC	9,744	1.00% (pays quarterly)(1)	12/20/24	1,018,077	(552,908)	465,169
Egypt	JPMorgan Chase Bank, N.A.	9,097	1.00% (pays quarterly)(1)	12/20/24	950,477	(515,140)	435,337
Oman	Bank of America, N.A.	17,964	1.00% (pays quarterly)(1)	6/20/22	(13,179)	(68,312)	(81,491)
Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	21,387	(136,558)	(115,171)
Saudi Arabia	Barclays Bank PLC	40,301	1.00% (pays quarterly)(1)	6/20/31	(485,049)	(696,640)	(1,181,689)
Saudi Arabia	Goldman Sachs International	63,340	1.00% (pays quarterly)(1)	12/20/31	(678,887)	168,560	(510,327)

Total					$637,318	$(1,953,634)	$(1,316,316)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2022, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $162,990,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	8,394	Market value of 11,251,978 common shares of AI Yah Satellite Communications Company in USD (pays monthly)	Notional amount plus 1-month USD-LIBOR + 0.75% on Notional Amount (pays monthly)	8/12/22	$(149,791)
Bank of America, N.A.	USD	155,100	Positive Return on BofA Merrill Lynch Commodity Excess Return Strategy Index (pays upon termination)	Negative Return on BofA Merrill Lynch Commodity Excess Return Strategy Index + 0.14% (pays upon termination)	3/14/22	(694,011)
Citibank, N.A.	USD	155,100	Positive Return on Bloomberg Commodity City Congestion Alfa Index (pays monthly)	Negative Return on Bloomberg Commodity City Congestion Alfa Index + 0.13% (pays monthly)	3/14/22	(1,307,130)
Citibank, N.A.	USD	103,500	Excess Return on Bloomberg Commodity ex-Natural Gas Index 4 Month Forward (pays upon termination)	Excess Return on Bloomberg Commodity ex-Natural Gas Index + 0.18% (pays upon termination)	4/6/22	(1,113,624)
Citibank, N.A.	USD	47,800	Excess Return on Bloomberg Commodity ex-Natural Gas Index 5 Month Forward (pays upon termination)	Excess Return on Bloomberg Commodity ex-Natural Gas Index + 0.18% (pays upon termination)	4/6/22	(724,763)
Citibank, N.A.	USD	89,000	Excess Return on Bloomberg Commodity ex-Natural Gas Index 5 Month Forward (pays upon termination)	Excess Return on Bloomberg Commodity ex-Natural Gas Index + 0.18% (pays upon termination)	4/6/22	(1,349,451)
Citibank, N.A.	USD	191,200	Excess Return on Bloomberg Commodity ex-Natural Gas Index 5 Month Forward (pays upon termination)	Excess Return on Bloomberg Commodity ex-Natural Gas Index + 0.18% (pays upon termination)	4/6/22	(2,899,046)

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	USD	80,200	Excess Return on Bloomberg Commodity ex-Natural Gas Index 6 Month Forward (pays upon termination)	Excess Return on Bloomberg Commodity ex-Natural Gas Index + 0.18% (pays upon termination)	4/6/22	$(1,223,601)
Citibank, N.A.	KRW	51,250	Negative Return on KOSPI 200 Index Futures 3/2022 (pays upon termination)	Positive Return on KOSPI 200 Index Futures 3/2022 (pays upon termination)	3/10/22	1,669,360

						$(7,792,057)

Abbreviations:

ADR	-	American Depositary Receipt

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment in Kind

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

AUD	-	Australian Dollar

BHD	-	Bahraini Dinar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SGD	-	Singapore Dollar

THB	-	Thai Baht

TWD	-	New Taiwan Dollar

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

UZS	-	Uzbekistani Som

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2022 were $96,131,922 or 4.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At January 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and options contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

Restricted Securities

At January 31, 2022, the Portfolio owned the following securities (representing 0.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re Ltd., Series A-1	12/30/20	8,600	$8,600,000	$8,000,291
Sussex Capital, Ltd., Designated Investment Series 14, 12/21	1/24/22	1,114	—	1,107,140
Sussex Capital, Ltd., Series 14, Preference Shares	6/1/21	7,500	7,500,000	6,331,480

Total Restricted Securities			$16,100,000	$15,438,911

At January 31, 2022, the value of the Portfolio’s investment in affiliated funds was $124,711,233, which represents 5.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$ 244,492,544	$ 637,023,745	$ (756,777,420)	$ (27,636)	$ —	$ 124,711,233	$ 54,377	124,723,706

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$51,253,338	$—	$51,253,338
Collateralized Mortgage Obligations	—	5,413,691	—	5,413,691
U.S. Government Guaranteed Small Business Administration Loans	—	24,879,231	—	24,879,231
Convertible Bonds	—	8,973,344	—	8,973,344
Foreign Corporate Bonds	—	229,050,578	0	229,050,578
Loan Participation Notes	—	—	53,080,994	53,080,994
Senior Floating-Rate Loans	—	7,885,015	865,671	8,750,686
Sovereign Government Bonds	—	1,190,008,452	—	1,190,008,452
Sovereign Loans	—	162,368,994	—	162,368,994
Common Stocks	18,628,126	110,429,752 *	400,060	129,457,938
Reinsurance Side Cars	—	—	24,207,191	24,207,191
Warrants	77,773	—	—	77,773
Short-Term Investments —
Affiliated Fund	—	124,711,233	—	124,711,233
Repurchase Agreements	—	85,151,971	—	85,151,971
U.S. Treasury Obligations	—	54,999,404	—	54,999,404
Purchased Interest Rate Swaptions	—	50,584	—	50,584
Purchased Call Options	—	434,072	—	434,072
Total Investments	$18,705,899	$2,055,609,659	$78,553,916	$2,152,869,474
Forward Foreign Currency Exchange Contracts	$—	$39,304,399	$—	$39,304,399
Non-deliverable Bond Forward Contracts	—	530,232	—	530,232
Futures Contracts	12,947,152	—	—	12,947,152
Swap Contracts	—	135,387,571	—	135,387,571
Total	$31,653,051	$2,230,831,861	$78,553,916	$2,341,038,828

Liability Description
Securities Sold Short	$—	$(84,999,359)	$—	$(84,999,359)
Forward Foreign Currency Exchange Contracts	—	(33,181,217)	—	(33,181,217)
Non-deliverable Bond Forward Contracts	—	(2,526,555)	—	(2,526,555)
Futures Contracts	(684,801)	(391,162)	—	(1,075,963)
Swap Contracts	—	(54,413,523)	—	(54,413,523)
Total	$(684,801)	$(175,511,816)	$—	$(176,196,617)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Senior Floating- Rate Loans	Investments in Common Stocks	Investments in Reinsurance Side Cars*	Total
Balance as of October 31, 2021	$0	$55,266,184	$977,300	$390,302	$22,146,350	$78,780,136
Realized gains (losses)	—	—	—	—	—	—
Change in net unrealized appreciation (depreciation)	—	(2,076,324)	(168,438)	9,758	(69,159)	(2,304,163)
Cost of purchases	—	—	—	—	7,100,000	7,100,000
Proceeds from sales, including return of capital	—	—	—	—	(4,970,000)	(4,970,000)
Accrued discount (premium)	—	(108,866)	56,809	—	—	(52,057)
Transfers to Level 3	—	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—	—

Balance as of January 31, 2022	$0	$53,080,994	$865,671	$400,060	$24,207,191	$78,553,916

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2022	$—	$(2,076,324)	$(168,438)	$9,758	$(1,155,774)	$(3,390,778)

*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2022:

Type of Investment	Fair Value as of January 31, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	53,080,994	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	6.65%	Decrease
Senior Floating-Rate Loans	865,671	Market Approach	Discount Rate	10%	Decrease
Common Stocks	400,060	Market Approach	EBITDA Multiple Discount Rate	15%	Decrease

*

Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.